Earnings per share - Narrative (Details) - USD ($) $ in Millions		2 Months Ended	3 Months Ended	12 Months Ended
		Feb. 27, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Repurchase of ordinary share capital	[1]			$ (1,511)	$ (355)	$ (343)
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Performance or restricted period				3 years
Ordinary Shares
Earnings per share [line items]
Number of ordinary shares outstanding (in shares)				20,241,170,964.9968
Repurchase of ordinary share capital (in shares)			120,000,000	(235,951,000)	(50,202,000)	(51,292,000)
Repurchase of ordinary share capital			$ 776	$ (59)	$ (13)	$ (13)
Ordinary Shares | Subsequent Event
Earnings per share [line items]
Net increase in the number of ordinary shares outstanding (in shares)		46,527,851
Decrease in number of ordinary shares outstanding (in shares)		37,497,364

[1]	See Note 32 for further information.